UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22795

First Trust Intermediate Duration Preferred & Income Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

First Trust
Intermediate Duration Preferred & Income Fund (FPF)
Semi-Annual Report
For the Six Months Ended
April 30, 2023

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Semi-Annual Report
April 30, 2023
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Intermediate Duration Preferred & Income Fund (the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Principal Risks” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund’s performance. The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of First Trust and Stonebridge are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust Intermediate Duration Preferred & Income Fund (FPF)
Semi-Annual Letter from the Chairman and CEO
April 30, 2023
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Intermediate Duration Preferred & Income Fund (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2023.
It pleases me to write that on May 5, 2023, the World Health Organization officially declared that the coronavirus (“COVID-19”) pandemic no longer qualified as a global health emergency. While the virus officially no longer poses an immediate threat, its full impact on the world economy remains to be seen, in my opinion. Recall, if you will, those early days of the pandemic; companies sent workers home, consumers were afraid or unwilling to leave their homes, supply chains dried up, and grocery shelves were left bare. Hoping to provide relief to their constituents and to bolster economic activity, governments across the globe funneled trillions of dollars in stimulus directly into the hands of their citizens. Unfortunately, economist Milton Friedman’s age-old economic adage “there’s no such thing as a free lunch” still holds. As a result of the U.S. government stimulus, gross domestic product rebounded quickly, but so did inflation.
As many investors are aware, the Federal Reserve (the “Fed”) has been locked in a battle with stubbornly high inflation for several years now. Inflation, as measured by the trailing 12-month rate of change in the Consumer Price Index (“CPI”), surged from 1.4% on December 31, 2020, to 9.1% as of June 30, 2022. Since then, the trailing rate on the CPI has come down, but remains elevated. On April 30, 2023, the CPI stood at 4.9%, well above the Fed’s goal of 2.0%. Surging prices have not been restricted to the U.S. Headline inflation rates in each of the countries that make up the so-called Group of Ten (G-10) stand above the targets set by their central banks, according to data from Bloomberg.
From the Fed’s perspective, monetary policy is the most efficient means to combat rising prices. From December 31, 2020 through May 3, 2023, the Fed increased the Federal Funds target rate (upper bound) a total of ten times, raising the rate from 0.25% to 5.25%. As mentioned, tighter monetary policy resulted in a decrease in the CPI, but there have been casualties in the Fed’s battle with rising prices. The most recent banking turmoil is one example. Another is the spike in mortgage rates. According to Bankrate, the national average for a 30-year mortgage stood at just 2.87% on December 31, 2020. As of May 1, 2023, the average 30-year mortgage rate had surged to 6.88%. Not all the news is negative, however. Driven by a strong U.S. labor market, consumer spending remained robust in April 2023. Notably, American corporations added 253,000 jobs during the month, and the unemployment rate stood at a 53-year low. Bob Carey, Chief Market Strategist at First Trust, recently summed up the current situation, noting that “we’re not out of the woods yet.” That said, even the most difficult situations don’t last forever. In my opinion, like the COVID-19 pandemic, inflation, and the tighter monetary policy it ushered in, will pass with time.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
“AT A GLANCE”
As of April 30, 2023 (Unaudited)
Fund Statistics
Symbol on New York Stock Exchange	FPF
Common Share Price	$15.68
Common Share Net Asset Value (“NAV”)	$17.29
Premium (Discount) to NAV	(9.31)%
Net Assets Applicable to Common Shares	$1,052,225,043
Current Distribution per Common Share(1)	$0.1075
Current Annualized Distribution per Common Share	$1.2900
Current Distribution Rate on Common Share Price(2)	8.23%
Current Distribution Rate on NAV(2)	7.46%
Common Share Price & NAV (weekly closing price)

Performance
			Average Annual Total Returns
	6 Months Ended 4/30/23	1 Year Ended 4/30/23	5 Years Ended 4/30/23	Inception (5/23/13) to 4/30/23
Fund Performance(3)
NAV	-2.74%	-12.60%	0.71%	4.65%
Market Value	-0.53%	-15.69%	-0.02%	3.15%
Index Performance
ICE BofA US Investment Grade Institutional Capital Securities Index	8.39%	-0.33%	3.35%	3.95%
Blended Index(4)	7.91%	0.79%	2.88%	3.84%
(1)	Most recent distribution paid through April 30, 2023. Subject to change in the future.
(2)	Distribution rates are calculated by annualizing the most recent distribution paid through the report date and then dividing by Common Share Price or NAV, as applicable, as of April 30, 2023. Subject to change in the future.
(3)	Total return is based on the combination of reinvested dividend, capital gain, and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for NAV returns and changes in Common Share Price for market value returns. Total returns do not reflect sales load and are not annualized for periods of less than one year. Past performance is not indicative of future results.
(4)	The Blended Index consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index. The Blended Index is intended to reflect the proportional market cap of each segment of the preferred and hybrid securities market. The Blended Index returns are calculated by using the monthly returns of the indices listed above during each period shown. At the beginning of each month the indices are rebalanced to a 30/30/30/10 and 50-50 ratio respectively to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above. Since the ICE USD Contingent Capital Index had an inception date of December 31, 2013, the performance of the Blended Index is not available for all of the periods disclosed.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
“AT A GLANCE” (Continued)
As of April 30, 2023 (Unaudited)
Industry Classification	% of Total Investments
Banks	43.0%
Insurance	19.5
Oil, Gas & Consumable Fuels	8.5
Financial Services	5.8
Capital Markets	4.0
Multi-Utilities	3.6
Food Products	3.6
Trading Companies & Distributors	3.0
Electric Utilities	2.3
Energy Equipment & Services	1.5
Mortgage Real Estate Investment Trusts	1.3
Real Estate Management & Development	1.0
Construction Materials	0.5
Consumer Finance	0.5
Transportation Infrastructure	0.4
Diversified Telecommunication Services	0.3
Wireless Telecommunication Services	0.3
Gas Utilities	0.3
Diversified REITs	0.2
Automobiles	0.2
Independent Power & Renewable Electricity Producers	0.2
Specialized REITs	0.0*
Total	100.0%

*	Amount is less than 0.1%.

Top Ten Holdings	% of Total Investments
AerCap Holdings N.V.	2.4%
Credit Agricole S.A.	2.0
Land O’Lakes, Inc.	1.9
Wells Fargo & Co., Series L	1.9
Barclays PLC	1.9
Barclays PLC	1.9
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.	1.7
Bank of America Corp., Series TT	1.7
Enbridge, Inc.	1.6
CoBank ACB, Series I	1.5
Total	18.5%
Country Allocation	% of Total Investments
United States	51.6%
Canada	10.3
United Kingdom	10.1
France	6.3
Netherlands	4.1
Bermuda	4.1
Australia	3.0
Italy	3.0
Mexico	2.2
Spain	1.8
Multinational	1.7
Germany	1.0
Denmark	0.5
Switzerland	0.3
Total	100.0%
Credit Quality(5)	% of Total Fixed-Income Investments
BBB+	11.5%
BBB	20.5
BBB-	33.0
BB+	16.3
BB	11.0
BB-	3.4
B+	0.5
B	0.4
Not Rated	3.4
Total	100.0%

Fund Allocation	% of Net Assets
Capital Preferred Securities	116.3%
$25 Par Preferred Securities	23.9
$1,000 Par Preferred Securities	4.8
Foreign Corporate Bonds and Notes	2.6
$1,000,000 Par Preferred Securities	1.2
$100 Par Preferred Securities	0.8
Corporate Bonds and Notes	0.4
Reverse Repurchase Agreement	(9.5)
Outstanding Loan	(42.1)
Net Other Assets and Liabilities	1.6
Total	100.0%

(5)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Portfolio Commentary
First Trust Intermediate Duration Preferred & Income Fund (FPF)
Semi-Annual Report
April 30, 2023 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Intermediate Duration Preferred & Income Fund (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) is the sub-advisor to the Fund and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred and hybrid securities.
Stonebridge Advisors LLC Portfolio Management Team
Scott T. Fleming – Chief Executive Officer and President
Robert Wolf – Chief Investment Officer and Executive Vice President
Eric Weaver – Chief Strategist and Executive Vice President
Angelo Graci, CFA – Head of Credit Research and Executive Vice President
Commentary
Market Recap
The preferred and hybrid securities market experienced significant volatility during the first half of fiscal year 2023, but still managed to produce positive returns across most market segments. The preferred and hybrid securities market entered the month of March 2023 with some of the best fiscal year-to-date returns across all fixed income asset classes. This all changed rapidly as Silicon Valley Bank announced on March 8th that they were looking to raise capital in order to offset realized losses on their securities portfolio. The capital raise failed, and a cascading effect of deposit withdrawals and diminished bank confidence ensued, which led to the rapid failure of Silicon Valley Bank (“SVB”) on March 10th. Days later, New York regulators announced the failure of Signature Bank of New York (“SNBY”). The Fed and Treasury acted quickly to provide liquidity to the system, and liquidity needs slowed as quarter-end approached.
With confidence in the financial system shaken, Credit Suisse (“CS”), the only European Global Systematically Important Banks (“G-SIB”) that was in a state of restructuring, suffered its own crisis of confidence and wealth management outflows leading to a government orchestrated takeover by UBS Group AG. As part of this takeover, the regulator announced the full write-down of CS additional tier 1 (“AT1”) securities while equity holders received compensation. This controversial decision precipitated a sharp sell-off across the entire European AT1 market, which was tempered by reassuring comments from other central banks, predominately the European Central Bank and the Bank of England. Despite a period of significant rate and market volatility, by the end of March 2023, market technicals became more balanced and buyers stepped back into the market as financial contagion fears receded. Performance was very mixed across market segments as a result of the volatility. The longer duration $25 par exchange-traded “retail” market, as represented by the ICE BofA Core Plus Fixed Rate Preferred Securities Index (“P0P4”) was the best performing market segment on a fiscal year-to-date basis, supported by falling interest rates and improved market technicals, returning 6.89%. Investment grade (“IG”) $1,000 par securities, as represented by the ICE BofA Investment Grade Institutional Capital Securities Index (“CIPS”), returned 6.57% while non-IG $1,000 par securities, as represented by the ICE BofA US High Yield Institutional Capital Securities Index (“HIPS”), returned 1.01%. Contingent convertible capital securities (“CoCos”), as represented by the ICE USD Contingent Capital Index (“CDLR”), were the worst performing market segment, returning -4.71%.

Portfolio Commentary (Continued)
First Trust Intermediate Duration Preferred & Income Fund (FPF)
Semi-Annual Report
April 30, 2023 (Unaudited)
Performance Analysis
Performance
			Average Annual Total Returns
	6 Months Ended 4/30/23	1 Year Ended 4/30/23	5 Years Ended 4/30/23	Inception (5/23/13) to 4/30/23
Fund Performance(1)
NAV	-2.74%	-12.60%	0.71%	4.65%
Market Value	-0.53%	-15.69%	-0.02%	3.15%
Index Performance
ICE BofA US Investment Grade Institutional Capital Securities Index	8.39%	-0.33%	3.35%	3.95%
Blended Index(2)	7.91%	0.79%	2.88%	3.84%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
For the six-month period ended April 30, 2023, the Fund produced a total return of -0.53% based on market price and -2.74% based on net asset value (“NAV”). This compares to a total return of 7.91% for the Fund’s benchmark (the “Benchmark”), which is 30/30/30/10 blend of CIPS, ICE CDLR, P0P4, and HIPS, respectively.
The Fund underperformed the Benchmark during the period primarily due to a combination of leverage, security selection within the Bank sector and an underweight and security selection in fixed rate $25 par securities. Leverage detracted approximately 1.28% from the Fund’s performance during the period. Additionally, the Fund decreased its dividend distribution in the first quarter of 2023 from $0.1125/share to $0.1075/share due to rising leverage costs.
Away from leverage, one of the biggest reasons for the Fund’s underperformance was its security selection within U.S. banks; specifically, its selection within regional banks, as two of the banks, SVB and SNBY, were taken into receivership by the Federal
(1)	Total return is based on the combination of reinvested dividend, capital gain, and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for NAV returns and changes in Common Share Price for market value returns. Total returns do not reflect sales load and are not annualized for periods of less than one year.
(2)	The Blended Index consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index. The Blended Index is intended to reflect the proportional market cap of each segment of the preferred and hybrid securities market. The Prior Blended Index consists of a 50/50 blend of the ICE BofA Fixed Rate Preferred Securities Index and the ICE BofA U.S. Capital Securities Index. The Blended Index was added to reflect the diverse allocation of institutional preferred and hybrid securities in the Fund’s portfolio. The Blended Index and Prior Blended Index returns are calculated by using the monthly returns of the indices listed above during each period shown. At the beginning of each month the indices are rebalanced to a 30/30/30/10 and 50-50 ratio respectively to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above. Since the ICE USD Contingent Capital Index had an inception date of December 31, 2013, the performance of the Blended Index is not available for all of the periods disclosed.

Portfolio Commentary (Continued)
First Trust Intermediate Duration Preferred & Income Fund (FPF)
Semi-Annual Report
April 30, 2023 (Unaudited)
Deposit Insurance Corporation, and other regional banks held in the Fund were hurt by volatility in this sector. The Fund was also underweight to $25 par fixed for life and other longer duration securities from JP Morgan, Wells Fargo and Bank of America, which all performed very well to start 2023 after underperforming significantly in 2022 due to their long duration profiles. However, the Fund did offset some of this underperformance in U.S. banks as the Fund did not hold First Republic Bank, which ultimately failed at the end of the period.
Within the non-U.S. banks, the Fund underperformed due to its underweight and security selection within emerging market (“EM”) banks and its security selection within CS. The Fund’s only EM exposure was within Mexican banks, which underperformed relative to other parts of the EM market. Generally speaking, the EM CoCos banks outperformed their European counterparts. Although the Fund was underweight to CS, it suffered from not having exposure to the CS 6.5% CoCos, which was the only CS security held in CLDR that was not fully written down as part of the purchase of CS by UBS. An overweight to top tier Italian bank and Spanish CoCos during the period provided a modest offset with a positive contribution.
From a duration perspective, the Fund gave up some performance relative to the Benchmark from its underweight to longer duration $25 par fixed for life securities. These securities rallied significantly during the first four months of 2023 with rates moving lower across the Treasury curve along with the positive technical tailwind of tax harvesting from late 2022. The Fund also experienced a detraction from performance on security selection within Property & Casualty Insurance, Real Estate Investment Trusts and Utilities in $25 pars.
Offsetting some of the Fund’s underperformance was its overweight allocation to energy pipelines, which performed well during the period. It also benefited from superior security selection within Canadian bank securities and new issuance during the period. Finally, the Fund’s allocation to floating rate securities, which were not held in the Benchmark, was also a positive contributor to relative performance.
The Fund has a practice of seeking to maintain a relatively stable monthly distribution, which may be changed at any time. The practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. However, the Advisor believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV. The monthly distribution rate began at $0.1125 and ended the period at $0.1075 per share. At the $0.1075 per share monthly distribution rate, the annualized distribution rate at April 30, 2023 was 7.46% at NAV and 8.23% at market price. The final determination of the source and tax status of all 2023 distributions will be made after the end of 2023 and will be provided on Form 1099-DIV. The foregoing is not to be construed as tax advice. Please consult your tax advisor for further information regarding tax matters.
Market and Fund Outlook
The preferred securities market has proven to be resilient over the years, with sell-offs like the most recent one presenting attractive entry points for investors. We find the recent market reaction to be supportive of this, with orderly trading and investor discipline separating idiosyncratic risks from the broader market resulting in limited asset class outflows. Near term volatility may persist, but we believe current valuations are pricing in the risks to the preferred securities market. Additionally, the recent repricing of the preferred market may have forerun a potential future recessionary environment, whereas other parts of the credit market may have yet to price in recessionary risks.
If history is any guide, the preferred securities market may be poised to rebound from the deep discounts to par and achieve attractive returns going forward. High yields coupled with the potential for modest appreciation could result in a return to positive returns by year-end. Additionally, we believe active management will be rewarded through security selection based on relative value and credit analysis. We adhere to our view that a “pull to par” effect for select discounted securities will occur as they approach their first call dates and are either called out of the market or extend and reset to higher coupons.

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments
April 30, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 23.9%
	Automobiles – 0.3%
134,551	Ford Motor Co. (a)	6.50%	08/15/62	$3,241,334
	Banks – 2.6%
93	Atlantic Union Bankshares Corp., Series A	6.88%	(b)	1,956
227,073	Bank of America Corp., Series KK (c)	5.38%	(b)	5,377,089
49,151	Bank of America Corp., Series SS (c)	4.75%	(b)	1,027,256
23,977	Citizens Financial Group, Inc., Series D (c) (d)	6.35%	(b)	550,032
2,028	Citizens Financial Group, Inc., Series E	5.00%	(b)	39,749
40,000	Fifth Third Bancorp, Series A (c)	6.00%	(b)	960,000
77,002	JPMorgan Chase & Co., Series LL (c)	4.63%	(b)	1,652,463
177,126	KeyCorp (c) (d)	6.20%	(b)	3,932,197
1,141	Old National Bancorp, Series A	7.00%	(b)	28,194
268,089	Pinnacle Financial Partners, Inc., Series B (c)	6.75%	(b)	6,364,433
3,364	Wells Fargo & Co., Series AA (c)	4.70%	(b)	66,473
137,375	WesBanco, Inc., Series A (c) (d)	6.75%	(b)	3,211,827
174,262	Wintrust Financial Corp., Series E (c) (d)	6.88%	(b)	4,124,781
				27,336,450
	Capital Markets – 1.6%
29,434	Affiliated Managers Group, Inc.	4.75%	09/30/60	586,914
173,946	Affiliated Managers Group, Inc.	4.20%	09/30/61	3,054,492
476,991	Carlyle Finance LLC	4.63%	05/15/61	9,005,590
182,488	KKR Group Finance Co., IX LLC (c)	4.63%	04/01/61	3,480,046
149	Morgan Stanley, Series P (c)	6.50%	(b)	3,895
6,178	Oaktree Capital Group LLC, Series A	6.63%	(b)	138,634
4,751	Oaktree Capital Group LLC, Series B	6.55%	(b)	106,280
				16,375,851
	Consumer Finance – 0.2%
5,099	Capital One Financial Corp., Series I	5.00%	(b)	104,631
90,291	Capital One Financial Corp., Series J (c)	4.80%	(b)	1,757,063
				1,861,694
	Diversified REITs – 0.3%
168,343	Global Net Lease, Inc., Series A (a)	7.25%	(b)	3,728,798
	Diversified Telecommunication Services – 0.5%
172,303	AT&T, Inc., Series C (c)	4.75%	(b)	3,597,687
136,219	Qwest Corp.	6.50%	09/01/56	1,814,437
				5,412,124
	Electric Utilities – 1.1%
245,850	Brookfield BRP Holdings Canada, Inc.	4.63%	(b)	3,963,102
195,763	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	3,378,870
120,245	SCE Trust IV, Series J (c) (d)	5.38%	(b)	2,446,986
80,333	SCE Trust V, Series K (c) (d)	5.45%	(b)	1,789,819
				11,578,777
	Financial Services – 2.4%
176,854	Apollo Asset Management, Inc., Series B (c)	6.38%	(b)	4,477,943
468,779	Equitable Holdings, Inc., Series A (c)	5.25%	(b)	10,064,685
421,508	Jackson Financial, Inc. (d)	8.00%	(b)	10,508,195
				25,050,823
	Food Products – 0.5%
224,752	CHS, Inc., Series 3 (c) (d)	6.75%	(b)	5,636,780
See Notes to Financial Statements

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Gas Utilities – 0.4%
281,492	South Jersey Industries, Inc.	5.63%	09/16/79	$4,105,561
	Independent Power & Renewable Electricity Producers – 0.3%
161,321	Brookfield Renewable Partners L.P., Series 17 (c)	5.25%	(b)	3,065,099
	Insurance – 9.3%
456,764	Aegon Funding Co., LLC (c)	5.10%	12/15/49	10,153,864
495,827	American Equity Investment Life Holding Co., Series A (c) (d)	5.95%	(b)	11,433,771
247,889	American Equity Investment Life Holding Co., Series B (c) (d)	6.63%	(b)	5,919,589
193,648	AmTrust Financial Services, Inc.	7.25%	06/15/55	3,280,397
210,480	AmTrust Financial Services, Inc.	7.50%	09/15/55	3,390,833
192,000	Arch Capital Group Ltd., Series G (c)	4.55%	(b)	3,682,560
15,137	Argo Group International Holdings Ltd. (d)	7.00%	(b)	362,834
66,549	Aspen Insurance Holdings Ltd. (c)	5.63%	(b)	1,364,255
346,650	Aspen Insurance Holdings Ltd. (c)	5.63%	(b)	7,109,791
21,147	Aspen Insurance Holdings Ltd. (c) (d)	5.95%	(b)	510,066
43,928	Athene Holding Ltd., Series A (c) (d)	6.35%	(b)	952,798
52,936	Athene Holding Ltd., Series D	4.88%	(b)	884,561
590,886	Athene Holding Ltd., Series E (c) (d)	7.75%	(b)	14,606,702
133,393	CNO Financial Group, Inc.	5.13%	11/25/60	2,106,275
584,250	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (a) (c) (e)	8.05%	05/15/37	12,999,562
332,971	Lincoln National Corp., Series D (c)	9.00%	(b)	8,780,445
193,528	Phoenix Cos. (The), Inc.	7.45%	01/15/32	3,415,769
184,385	Prudential Financial, Inc. (a)	5.95%	09/01/62	4,720,256
2	Reinsurance Group of America, Inc. (d)	7.13%	10/15/52	53
114,588	RenaissanceRe Holdings Ltd., Series G	4.20%	(b)	2,100,398
				97,774,779
	Mortgage Real Estate Investment Trusts – 0.1%
32,703	AGNC Investment Corp., Series F (a) (d)	6.13%	(b)	668,122
	Multi-Utilities – 0.5%
90,867	Algonquin Power & Utilities Corp. (d)	6.88%	10/17/78	2,104,479
60,984	Algonquin Power & Utilities Corp., Series 19-A (c) (d)	6.20%	07/01/79	1,395,314
84,780	Brookfield Infrastructure Partners L.P., Series 13	5.13%	(b)	1,509,084
8,373	Sempra Energy	5.75%	07/01/79	206,311
				5,215,188
	Oil, Gas & Consumable Fuels – 1.8%
27,462	Energy Transfer L.P., Series C (c) (d)	7.38%	(b)	656,891
1,879	Energy Transfer L.P., Series D (d)	7.63%	(b)	44,138
550,446	Energy Transfer L.P., Series E (c) (d)	7.60%	(b)	12,726,311
228,396	NuStar Energy L.P., Series A, 3 Mo. LIBOR + 6.77% (c) (e)	12.10%	(b)	5,657,369
				19,084,709
	Real Estate Management & Development – 1.5%
307,185	Brookfield Property Partners L.P., Series A	5.75%	(b)	3,839,812
388,145	Brookfield Property Partners L.P., Series A2	6.38%	(b)	5,387,453
398,983	Brookfield Property Preferred L.P.	6.25%	07/26/81	5,992,725
23,528	DigitalBridge Group, Inc., Series I (c)	7.15%	(b)	482,324
1,939	DigitalBridge Group, Inc., Series J	7.13%	(b)	40,001
				15,742,315
	Specialized REITs – 0.0%
17,466	National Storage Affiliates Trust, Series A (c)	6.00%	(b)	425,297

See Notes to Financial Statements

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Wireless Telecommunication Services – 0.5%
75,137	United States Cellular Corp.	6.25%	09/01/69	$1,261,550
253,239	United States Cellular Corp.	5.50%	06/01/70	3,861,895
				5,123,445
	Total $25 Par Preferred Securities			251,427,146
	(Cost $289,685,712)
$100 PAR PREFERRED SECURITIES – 0.8%
	Banks – 0.8%
54,250	CoBank ACB, Series H (c) (d)	6.20%	(b)	5,201,219
28,000	Farm Credit Bank of Texas (d) (f)	6.75%	(b)	2,740,500
	Total $100 Par Preferred Securities			7,941,719
	(Cost $8,265,750)
$1,000 PAR PREFERRED SECURITIES – 4.8%
	Banks – 3.7%
6,977	Bank of America Corp., Series L	7.25%	(b)	8,260,280
26,113	Wells Fargo & Co., Series L	7.50%	(b)	30,500,767
				38,761,047
	Financial Services – 1.1%
12,000	Compeer Financial ACA (d) (f)	6.75%	(b)	11,940,194
	Total $1,000 Par Preferred Securities			50,701,241
	(Cost $56,571,526)
$1,000,000 PAR PREFERRED SECURITIES – 1.2%
	Mortgage Real Estate Investment Trusts – 1.2%
12	FT Real Estate Securities Co., Inc. (g) (h) (i)	9.50%	(b)	12,600,000
	(Cost $15,990,000)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 116.3%
	Banks – 57.5%
$12,935,000	Australia & New Zealand Banking Group Ltd. (c) (d) (f) (j)	6.75%	(b)	12,491,500
9,100,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (c) (d) (j)	6.50%	(b)	8,321,313
5,000,000	Banco Mercantil del Norte S.A. (d) (f) (j)	7.50%	(b)	4,416,750
8,000,000	Banco Mercantil del Norte S.A. (d) (f) (j)	7.63%	(b)	7,288,004
7,400,000	Banco Mercantil del Norte S.A. (d) (f) (j)	8.38%	(b)	7,005,950
10,800,000	Banco Santander S.A. (d) (j)	4.75%	(b)	8,432,640
12,400,000	Banco Santander S.A. (c) (d) (j) (k)	7.50%	(b)	11,971,394
27,885,000	Bank of America Corp., Series TT (c) (d)	6.13%	(b)	27,105,957
2,860,000	Bank of America Corp., Series X (c) (d)	6.25%	(b)	2,803,086
3,800,000	Bank of Nova Scotia (The) (d)	4.90%	(b)	3,486,281
16,920,000	Bank of Nova Scotia (The) (d)	8.63%	10/27/82	17,360,799
32,200,000	Barclays PLC (c) (d) (j)	8.00%	(b)	29,781,780
34,670,000	Barclays PLC (c) (d) (j)	8.00%	(b)	30,454,128
8,550,000	BBVA Bancomer S.A. (a) (d) (f) (j)	5.88%	09/13/34	7,744,675
10,400,000	BNP Paribas S.A. (d) (f) (j)	4.63%	(b)	7,403,760
13,225,000	BNP Paribas S.A. (c) (d) (f) (j)	7.75%	(b)	12,662,937
4,000,000	BNP Paribas S.A. (c) (d) (f) (j)	9.25%	(b)	4,123,600
6,370,000	Citigroup, Inc. (c) (d)	3.88%	(b)	5,454,312
23,000,000	Citigroup, Inc. (c) (d)	7.38%	(b)	22,770,000
3,022,000	Citigroup, Inc., 3 Mo. LIBOR + 4.07% (c) (e)	9.34%	(b)	3,020,489
9,351,000	Citigroup, Inc., Series M (c) (d)	6.30%	(b)	8,855,865
See Notes to Financial Statements

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$8,600,000	Citigroup, Inc., Series P (c) (d)	5.95%	(b)	$8,073,402
607,000	Citizens Financial Group, Inc., Series G (d)	4.00%	(b)	473,460
25,000,000	CoBank ACB, Series I (c) (d)	6.25%	(b)	23,595,000
9,695,000	CoBank ACB, Series K (c) (d)	6.45%	(b)	9,161,021
2,800,000	Commerzbank AG (d) (j) (k)	7.00%	(b)	2,471,350
5,000,000	Credit Agricole S.A. (c) (d) (f) (j)	6.88%	(b)	4,810,250
31,540,000	Credit Agricole S.A. (c) (d) (f) (j)	8.13%	(b)	31,394,948
8,940,000	Danske Bank A.S. (c) (d) (j) (k)	7.00%	(b)	8,376,825
3,450,000	Farm Credit Bank of Texas, Series 3 (a) (d) (f)	6.20%	(b)	3,061,875
7,500,000	Farm Credit Bank of Texas, Series 4 (c) (d) (f)	5.70%	(b)	6,600,000
4,706,000	Fifth Third Bancorp, Series L (d)	4.50%	(b)	4,179,645
16,300,000	HSBC Holdings PLC (c) (d) (j)	8.00%	(b)	16,218,500
15,092,000	ING Groep N.V. (c) (d) (j)	5.75%	(b)	13,155,545
10,920,000	ING Groep N.V. (c) (d) (j)	6.50%	(b)	10,105,963
900,000	ING Groep N.V. (d) (j) (k)	7.50%	(b)	822,937
22,600,000	Intesa Sanpaolo S.p.A. (c) (d) (f) (j)	7.70%	(b)	20,619,670
9,600,000	Lloyds Banking Group PLC (c) (d) (j)	6.75%	(b)	8,849,368
16,316,502	Lloyds Banking Group PLC (c) (d) (j)	7.50%	(b)	15,714,260
7,912,000	Lloyds Banking Group PLC (c) (d) (j)	7.50%	(b)	7,521,068
13,717,000	Lloyds Banking Group PLC (c) (d) (j)	8.00%	(b)	12,578,489
3,979,659	M&T Bank Corp. (c) (d)	3.50%	(b)	2,626,575
648,000	M&T Bank Corp., Series F (d)	5.13%	(b)	504,289
2,000,000	Macquarie Bank Ltd. (d) (f) (j)	6.13%	(b)	1,725,757
5,100,000	NatWest Group PLC (c) (d) (j)	6.00%	(b)	4,793,490
10,150,000	NatWest Group PLC (c) (d) (j)	8.00%	(b)	10,060,325
2,680,000	PNC Financial Services Group (The), Inc., Series U (c) (d)	6.00%	(b)	2,492,400
16,480,000	PNC Financial Services Group (The), Inc., Series V (c) (d)	6.20%	(b)	15,560,541
13,800,000	PNC Financial Services Group (The), Inc., Series W (c) (d)	6.25%	(b)	12,682,200
24,100,000	Societe Generale S.A. (d) (f) (j)	5.38%	(b)	16,930,250
20,300,000	Societe Generale S.A. (c) (d) (f) (j)	9.38%	(b)	19,323,570
19,940,000	Standard Chartered PLC (d) (f) (j)	4.30%	(b)	14,109,544
65,000	Standard Chartered PLC (d) (k)	7.01%	(b)	62,599
9,200,000	Standard Chartered PLC (c) (d) (f) (j)	7.75%	(b)	8,934,028
2,779,000	Texas Capital Bancshares, Inc. (c) (d)	4.00%	05/06/31	2,247,678
16,000,000	Toronto-Dominion Bank (The) (a) (d)	8.13%	10/31/82	16,336,480
22,201,000	UniCredit S.p.A. (c) (d) (j) (k)	8.00%	(b)	21,555,683
5,000,000	UniCredit S.p.A. (a) (d) (f)	5.46%	06/30/35	4,265,292
				604,949,497
	Capital Markets – 4.5%
12,296,000	Apollo Management Holdings L.P. (a) (c) (d) (f)	4.95%	01/14/50	10,400,804
15,772,000	Charles Schwab (The) Corp., Series G (d)	5.38%	(b)	15,091,833
660,000	Charles Schwab (The) Corp., Series I (d)	4.00%	(b)	554,413
2,200,000	Charles Schwab (The) Corp., Series K (c) (d)	5.00%	(b)	1,903,000
19,220,000	Credit Suisse Group AG (d) (g) (h) (i) (j)	5.25%	(b)	0
15,730,000	Credit Suisse Group AG (d) (g) (h) (i) (j)	6.38%	(b)	0
28,250,000	Credit Suisse Group AG (d) (g) (h) (i) (j)	7.50%	(b)	0
6,400,000	Credit Suisse Group AG (d) (g) (h) (i) (j)	9.75%	(b)	0
18,300,000	Deutsche Bank AG, Series 2020 (c) (d) (j)	6.00%	(b)	13,723,170
6,850,000	EFG International AG (d) (j) (k)	5.50%	(b)	4,936,281
300,000	Goldman Sachs Group (The), Inc., Series R (c) (d)	4.95%	(b)	281,239
				46,890,740
	Construction Materials – 0.7%
7,800,000	Cemex SAB de CV (d) (f)	9.13%	(b)	7,755,159

See Notes to Financial Statements

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Consumer Finance – 0.5%
$5,639,000	Ally Financial, Inc., Series B (d)	4.70%	(b)	$4,176,384
1,835,000	Ally Financial, Inc., Series C (d)	4.70%	(b)	1,293,675
				5,470,059
	Electric Utilities – 2.3%
7,950,000	American Electric Power Co., Inc. (a) (c) (d)	3.88%	02/15/62	6,402,322
5,116,000	Edison International, Series B (c) (d)	5.00%	(b)	4,386,025
6,976,000	Emera, Inc., Series 16-A (a) (d)	6.75%	06/15/76	6,670,192
1,929,000	Southern (The) Co., Series 21-A (c) (d)	3.75%	09/15/51	1,646,356
5,110,000	Southern California Edison Co., Series E, 3 Mo. LIBOR + 4.20% (c) (e)	9.01%	(b)	5,058,900
				24,163,795
	Energy Equipment & Services – 2.3%
21,650,000	Transcanada Trust (a) (c) (d)	5.50%	09/15/79	18,425,184
6,450,000	Transcanada Trust (a) (c) (d)	5.60%	03/07/82	5,461,793
				23,886,977
	Financial Services – 5.1%
15,000,000	American AgCredit Corp. (c) (d) (f)	5.25%	(b)	13,106,250
9,300,000	Ares Finance Co. III LLC (a) (c) (d) (f)	4.13%	06/30/51	7,075,151
9,350,000	Capital Farm Credit ACA, Series 1 (c) (d) (f)	5.00%	(b)	8,438,375
3,800,000	Compeer Financial ACA (c) (d) (f)	4.88%	(b)	3,358,250
22,150,000	Corebridge Financial, Inc. (a) (c) (d) (f)	6.88%	12/15/52	20,095,246
2,224,000	Voya Financial, Inc., Series A (c) (d)	6.13%	(b)	2,147,672
				54,220,944
	Food Products – 4.9%
6,000,000	Dairy Farmers of America, Inc. (c) (g)	7.13%	(b)	5,145,000
7,329,000	Land O’Lakes Capital Trust I (a) (c) (g)	7.45%	03/15/28	6,944,228
10,000,000	Land O’Lakes, Inc. (a) (c) (f)	7.25%	(b)	8,650,000
33,000,000	Land O’Lakes, Inc. (c) (f)	8.00%	(b)	30,519,060
				51,258,288
	Insurance – 16.9%
3,000,000	Aegon N.V. (a) (d)	5.50%	04/11/48	2,915,730
17,585,000	Assurant, Inc. (a) (c) (d)	7.00%	03/27/48	16,857,192
5,150,000	Assured Guaranty Municipal Holdings, Inc. (a) (d) (f)	6.40%	12/15/66	4,644,193
9,932,000	AXIS Specialty Finance LLC (a) (c) (d)	4.90%	01/15/40	8,018,614
2,000,000	CNP Assurances (d) (k)	4.88%	(b)	1,501,670
8,704,000	Enstar Finance LLC (a) (d)	5.75%	09/01/40	7,307,924
17,149,000	Enstar Finance LLC (a) (d)	5.50%	01/15/42	12,369,175
15,300,000	Fortegra Financial Corp. (a) (c) (d) (g)	8.50%	10/15/57	14,458,500
23,121,000	Global Atlantic Fin Co. (a) (d) (f)	4.70%	10/15/51	18,506,478
16,439,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (a) (c) (e) (f)	6.99%	02/12/47	13,438,882
8,183,000	Kuvare US Holdings, Inc. (c) (d) (f)	7.00%	02/17/51	8,305,745
2,000,000	La Mondiale SAM (c) (d) (k)	5.88%	01/26/47	1,913,358
9,500,000	Lancashire Holdings Ltd. (c) (d) (k)	5.63%	09/18/41	7,884,126
6,700,000	Liberty Mutual Group, Inc. (a) (c) (d) (f)	4.13%	12/15/51	5,411,691
3,295,000	Liberty Mutual Group, Inc. (f)	4.30%	02/01/61	1,965,579
4,935,000	Lincoln National Corp., Series C (c) (d)	9.25%	(b)	4,978,181
2,442,000	Nationwide Financial Services Capital Trust (a) (l)	7.90%	03/01/37	2,576,310
2,910,000	Nationwide Financial Services, Inc. (a) (c)	6.75%	05/15/37	2,806,172
16,684,000	Prudential Financial, Inc. (a) (d)	6.00%	09/01/52	16,058,581
See Notes to Financial Statements

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$14,900,000	QBE Insurance Group Ltd. (c) (d) (f)	5.88%	(b)	$14,105,599
9,765,000	QBE Insurance Group Ltd. (c) (d) (k)	6.75%	12/02/44	9,689,310
2,000,000	QBE Insurance Group Ltd. (c) (d) (k)	5.88%	06/17/46	1,923,197
				177,636,207
	Mortgage Real Estate Investment Trusts – 0.6%
1,200,000	Scentre Group Trust 2 (a) (d) (f)	4.75%	09/24/80	1,081,620
6,450,000	Scentre Group Trust 2 (a) (c) (d) (f)	5.13%	09/24/80	5,451,760
				6,533,380
	Multi-Utilities – 4.9%
25,481,000	Algonquin Power & Utilities Corp. (a) (c) (d)	4.75%	01/18/82	20,636,752
990,000	Dominion Energy, Inc., Series B (c) (d)	4.65%	(b)	865,438
10,795,000	NiSource, Inc. (c) (d)	5.65%	(b)	10,297,351
24,890,000	Sempra Energy (c) (d)	4.13%	04/01/52	20,201,144
				52,000,685
	Oil, Gas & Consumable Fuels – 11.0%
9,000,000	Buckeye Partners L.P., 3 Mo. LIBOR + 4.02% (c) (e)	9.29%	01/22/78	7,765,876
27,810,000	Enbridge, Inc. (a) (c) (d)	6.25%	03/01/78	25,135,112
5,000,000	Enbridge, Inc. (c) (d)	7.63%	01/15/83	5,105,407
21,262,000	Enbridge, Inc., Series 16-A (a) (c) (d)	6.00%	01/15/77	19,887,055
15,150,000	Enbridge, Inc., Series 20-A (c) (d)	5.75%	07/15/80	13,894,247
2,543,000	Energy Transfer L.P., Series B (c) (d)	6.63%	(b)	1,952,512
11,509,000	Energy Transfer L.P., Series F (c) (d)	6.75%	(b)	10,160,644
14,694,000	Energy Transfer L.P., Series G (c) (d)	7.13%	(b)	12,416,430
2,000,000	Energy Transfer L.P., Series H (c) (d)	6.50%	(b)	1,775,000
494,000	Enterprise Products Operating LLC (d)	5.38%	02/15/78	403,864
13,399,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (c) (e)	7.74%	06/01/67	12,006,693
4,151,000	Enterprise Products Operating LLC, Series D, 3 Mo. LIBOR + 2.99% (c) (e)	7.86%	08/16/77	3,953,794
990,000	Enterprise Products Operating LLC, Series E (c) (d)	5.25%	08/16/77	859,815
				115,316,449
	Trading Companies & Distributors – 4.5%
40,945,000	AerCap Holdings N.V. (c) (d)	5.88%	10/10/79	38,038,180
4,863,000	Air Lease Corp., Series B (c) (d)	4.65%	(b)	4,005,645
7,685,000	Aircastle Ltd. (c) (d) (f)	5.25%	(b)	5,614,793
				47,658,618
	Transportation Infrastructure – 0.6%
6,974,000	AerCap Global Aviation Trust (a) (c) (d) (f)	6.50%	06/15/45	6,560,247
	Total Capital Preferred Securities			1,224,301,045
	(Cost $1,405,278,138)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 2.6%
	Insurance – 2.6%
29,795,925	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (a) (c) (f) (m)	7.63%	10/15/25	27,171,693
	(Cost $30,115,321)

See Notes to Financial Statements

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 0.4%
	Insurance – 0.4%
$4,396,000	AmTrust Financial Services, Inc. (a) (c)	6.13%	08/15/23	$4,334,093
	(Cost $4,395,223)

	Total Investments – 150.0%	1,578,476,937
	(Cost $1,810,301,670)
Shares	Description	Value
REVERSE REPURCHASE AGREEMENT – (9.5)%
(100,000,000)	Scotia Bank, due 7/29/23, 1 month LIBOR plus 65 bps	(100,000,000)
	Outstanding Loan – (42.1)%	(443,100,000)
	Net Other Assets and Liabilities – 1.6%	16,848,106
	Net Assets – 100.0%	$1,052,225,043

(a)	This security or a portion of this security is segregated as collateral for reverse repurchase agreements. All of these securities are corporate bonds with a remaining contractual maturity of 30-90 days. At April 30, 2023, securities noted as such are valued at $481,468,020.
(b)	Perpetual maturity.
(c)	All or a portion of this security serves as collateral on the outstanding loan.
(d)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(e)	Floating or variable rate security.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2023, securities noted as such amounted to $431,249,629 or 41.0% of net assets.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2D - Restricted Securities in the Notes to Financial Statements).
(h)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At April 30, 2023, securities noted as such are valued at $12,600,000 or 1.2% of net assets.
(i)	This security’s value was determined using significant unobservable inputs. (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(j)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At April 30, 2023, securities noted as such amounted to $420,829,702 or 26.4% of managed assets. Of these securities, 6.3% originated in emerging markets, and 93.7% originated in foreign markets.
(k)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(l)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.
(m)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the six months ended April 30, 2023, this security paid all of its interest in cash.

LIBOR	London Interbank Offered Rate
See Notes to Financial Statements

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Financial Services	$ 25,050,823	$ 14,542,628	$ 10,508,195	$ —
Gas Utilities	4,105,561	—	4,105,561	—
Insurance	97,774,779	74,688,218	23,086,561	—
Other Industry Categories*	124,495,983	124,495,983	—	—
$100 Par Preferred Securities*	7,941,719	—	7,941,719	—
$1,000 Par Preferred Securities:
Banks	38,761,047	38,761,047	—	—
Financial Services	11,940,194	—	11,940,194	—
$1,000,000 Par Preferred Securities*	12,600,000	—	—	12,600,000
Capital Preferred Securities:
Capital Markets	46,890,740	—	46,890,740	—**
Other Industry Categories*	1,177,410,305	—	1,177,410,305	—
Foreign Corporate Bonds and Notes*	27,171,693	—	27,171,693	—
Corporate Bonds and Notes*	4,334,093	—	4,334,093	—
Total Investments	$ 1,578,476,937	$ 252,487,876	$ 1,313,389,061	$ 12,600,000

LIABILITIES TABLE
	Total Value at 4/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Reverse Repurchase Agreement	$ (100,000,000)	$ —	$ (100,000,000)	$ —

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 Investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs.

See Notes to Financial Statements

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Portfolio of Investments (Continued)
April 30, 2023 (Unaudited)
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2022
$1,000,000 Par Preferred Securities	$13,440,000
Capital Preferred Securities	—
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	(840,000)
Purchases	—
Sales	—
Transfers In	—
Capital Preferred Securities	—*
Transfers Out	—
Ending Balance at April 30, 2023
$1,000,000 Par Preferred Securities	12,600,000
Capital Preferred Securities	—*
Total Level 3 holdings	$12,600,000

* Investments are valued at $0.
There was a net change of $(57,417,516) in unrealized appreciation (depreciation) from Level 3 investments held as of April 30, 2023.
See Notes to Financial Statements

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Statement of Assets and Liabilities
April 30, 2023 (Unaudited)
ASSETS:
Investments, at value (Cost $1,810,301,670)	$ 1,578,476,937
Cash	348,804
Receivables:
Interest	19,764,434
Investment securities sold	4,305,495
Dividends	894,648
Interest reclaims	91,553
Dividend reclaims	87,473
Prepaid expenses	8,259
Total Assets	1,603,977,603
LIABILITIES:
Outstanding loan	443,100,000
Reverse repurchase agreement	100,000,000
Payables:
Investment securities purchased	4,271,640
Interest and fees on loan and repurchase agreement	2,730,023
Investment advisory fees	1,108,803
Administrative fees	441,038
Custodian fees	48,297
Audit and tax fees	26,035
Legal fees	11,285
Trustees’ fees and expenses	5,696
Shareholder reporting fees	3,038
Transfer agent fees	1,993
Financial reporting fees	723
Other liabilities	3,989
Total Liabilities	551,752,560
NET ASSETS	$1,052,225,043
NET ASSETS consist of:
Paid-in capital	$ 1,424,671,112
Par value	608,478
Accumulated distributable earnings (loss)	(373,054,547)
NET ASSETS	$1,052,225,043
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)	$17.29
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)	60,847,827

See Notes to Financial Statements

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Statement of Operations
For the Six Months Ended April 30, 2023 (Unaudited)
INVESTMENT INCOME:
Interest (net of foreign withholding tax of $23,571)	$ 47,236,892
Dividends (net of foreign withholding tax of $50,003)	12,877,120
Total investment income	60,114,012
EXPENSES:
Interest and fees on loan and repurchase agreement	15,259,978
Investment advisory fees	7,270,396
Administrative fees	317,254
Legal fees	138,993
Shareholder reporting fees	110,086
Custodian fees	96,932
Listing expense	30,004
Audit and tax fees	21,083
Transfer agent fees	11,410
Trustees’ fees and expenses	10,451
Financial reporting fees	4,577
Other	36,897
Total expenses	23,308,061
NET INVESTMENT INCOME (LOSS)	36,805,951
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(82,845,753)
Foreign currency transactions	1,580
Net realized gain (loss)	(82,844,173)
Net change in unrealized appreciation (depreciation) on investments	14,840,317
NET REALIZED AND UNREALIZED GAIN (LOSS)	(68,003,856)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(31,197,905)
See Notes to Financial Statements

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Statements of Changes in Net Assets
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended 10/31/2022
OPERATIONS:
Net investment income (loss)	$ 36,805,951	$ 86,952,196
Net realized gain (loss)	(82,844,173)	(11,458,089)
Net change in unrealized appreciation (depreciation)	14,840,317	(377,373,900)
Net increase (decrease) in net assets resulting from operations	(31,197,905)	(301,879,793)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(40,463,805)	(85,119,106)
Return of capital	—	(6,147,414)
Total distributions to shareholders	(40,463,805)	(91,266,520)
CAPITAL TRANSACTIONS:
Proceeds from Common Shares reinvested	—	669,324
Net increase (decrease) in net assets resulting from capital transactions	—	669,324
Total increase (decrease) in net assets	(71,661,710)	(392,476,989)
NET ASSETS:
Beginning of period	1,123,886,753	1,516,363,742
End of period	$ 1,052,225,043	$ 1,123,886,753
CAPITAL TRANSACTIONS were as follows:
Common Shares at beginning of period	60,847,827	60,820,579
Common Shares issued as reinvestment under the Dividend Reinvestment Plan	—	27,248
Common Shares at end of period	60,847,827	60,847,827

See Notes to Financial Statements

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Statement of Cash Flows
For the Six Months Ended April 30, 2023 (Unaudited)
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$(31,197,905)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(407,683,826)
Sales, maturities and paydown of investments	417,792,208
Net amortization/accretion of premiums/discounts on investments	55,039
Net realized gain/loss on investments	82,845,753
Net change in unrealized appreciation/depreciation on investments	(14,840,317)
Changes in assets and liabilities:
Increase in interest receivable	(757,157)
Decrease in interest reclaims receivable	299,717
Increase in dividend reclaims receivable	(5,713)
Increase in dividends receivable	(57,328)
Increase in prepaid expenses	(7,931)
Increase in interest and fees payable on loan and repurchase agreement	713,249
Decrease in investment advisory fees payable	(100,422)
Decrease in audit and tax fees payable	(23,128)
Increase in legal fees payable	8,445
Decrease in shareholder reporting fees payable	(56,856)
Increase in administrative fees payable	97,950
Increase in custodian fees payable	16,996
Decrease in transfer agent fees payable	(870)
Increase in trustees’ fees and expenses payable	5,696
Decrease in financial reporting fees payable	(48)
Increase in other liabilities payable	3,989
Cash provided by operating activities		$47,107,541
Cash flows from financing activities:
Distributions to Common Shareholders from investment operations	(40,463,805)
Repayment of borrowing	(79,000,000)
Proceeds from borrowing	72,500,000
Cash used in financing activities		(46,963,805)
Increase in cash		143,736
Cash at beginning of period		205,068
Cash at end of period		$348,804
Supplemental disclosure of cash flow information:
Cash paid during the period for interest and fees		$14,546,729
See Notes to Financial Statements

First Trust Intermediate Duration Preferred & Income Fund (FPF)
Financial Highlights
For a Common Share outstanding throughout each period
	Six Months Ended 4/30/2023 (Unaudited)	Year Ended October 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 18.47	$ 24.93	$ 22.66	$ 24.40	$ 22.84	$ 25.26
Income from investment operations:
Net investment income (loss)	0.61	1.43	1.58	1.56	1.65	1.73
Net realized and unrealized gain (loss)	(1.12)	(6.39)	2.22	(1.71)	1.61	(2.38)
Total from investment operations	(0.51)	(4.96)	3.80	(0.15)	3.26	(0.65)
Distributions paid to shareholders from:
Net investment income	(0.67)	(1.40)	(1.48)	(1.45)	(1.64)	(1.70)
Return of capital	—	(0.10)	(0.05)	(0.14)	(0.06)	(0.07)
Total distributions paid to Common Shareholders	(0.67)	(1.50)	(1.53)	(1.59)	(1.70)	(1.77)
Net asset value, end of period	$17.29	$18.47	$24.93	$22.66	$24.40	$22.84
Market value, end of period	$15.68	$16.39	$25.48	$21.56	$24.07	$20.47
Total return based on net asset value (a)	(2.74)%	(20.30)%	17.25%	(0.05)%	15.44%	(2.23)%
Total return based on market value (a)	(0.53)%	(30.77)%	25.89%	(3.60)%	27.06%	(10.78)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 1,052,225	$ 1,123,887	$ 1,516,364	$ 1,376,701	$ 1,482,428	$ 1,387,961
Ratio of total expenses to average net assets	4.10% (b)	2.22%	1.72%	1.98%	2.70%	2.49%
Ratio of total expenses to average net assets excluding interest expense	1.42% (b)	1.35%	1.33%	1.31%	1.33%	1.33%
Ratio of net investment income (loss) to average net assets	6.47% (b)	6.59%	6.44%	6.93%	7.14%	7.21%
Portfolio turnover rate	24%	25%	39%	45%	40%	29%
Indebtedness:
Total loan and repurchase agreement outstanding (in 000’s)	$ 543,100	$ 549,600	$ 676,000	$ 616,000	$ 646,000	$ 620,000
Asset coverage per $1,000 of indebtedness (c)	$ 2,937	$ 3,045	$ 3,243	$ 3,235	$ 3,295	$ 3,239

(a)	Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in Common Share Price for market value returns. Total returns do not reflect sales load and are not annualized for periods of less than one year. Past performance is not indicative of future results.
(b)	Annualized.
(c)	Calculated by subtracting the Fund’s total liabilities (not including the loan and repurchase agreement outstanding) from the Fund’s total assets, and dividing by the outstanding loan and repurchase agreement balances in 000’s.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Intermediate Duration Preferred & Income Fund (FPF)
April 30, 2023 (Unaudited)
1. Organization
First Trust Intermediate Duration Preferred & Income Fund (the “Fund”) is a diversified, closed-end management investment company organized as a Massachusetts business trust on February 4, 2013, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund trades under the ticker symbol “FPF” on the New York Stock Exchange (“NYSE”).
The Fund’s primary investment objective is to seek a high level of current income. The Fund has a secondary objective of capital appreciation. The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its managed assets in preferred securities and other income producing securities issued by U.S. and non-U.S. companies, including traditional preferred securities, hybrid preferred securities that have investment and economic characteristics of both preferred securities and debt securities, floating rate and fixed-to-floating rate preferred securities, debt securities, convertible securities and contingent convertible securities. There can be no assurance that the Fund will achieve its investment objectives. The Fund seeks to maintain, under normal market conditions, a duration of between three and eight years. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Fund’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Preferred stocks, exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Corporate bonds, notes and other debt securities are fair valued on the basis of valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Preferred & Income Fund (FPF)
April 30, 2023 (Unaudited)
Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
2)	the type of security;
3)	the size of the holding;
4)	the initial cost of the security;
5)	transactions in comparable securities;
6)	price quotes from dealers and/or third-party pricing services;
7)	relationships among various securities;
8)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
9)	an analysis of the issuer’s financial statements;
10)	the existence of merger proposals or tender offers that might affect the value of the security; and
11)	other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur;
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
9)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Preferred & Income Fund (FPF)
April 30, 2023 (Unaudited)
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2023, is included with the Fund’s Portfolio of Investments.
B. Reverse Repurchase Agreements
Reverse repurchase agreements were utilized as leverage for the Fund. A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as financing under which Fund assets are pledged as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the loan will be repaid and the collateral will correspondingly be received back by the Fund. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.
Information for the six months ended April 30, 2023:
Maximum amount outstanding during the period . . . . . . . . . . . . . . . . . . . . $100,000,000
Average amount outstanding during the period* . . . . . . . . . . . . . . . . . . . . . $100,000,000
* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the six months ended April 30, 2023. There was $100,000,000 outstanding at April 30, 2023, which approximates fair value.
During the six months ended April 30, 2023, the interest rates ranged from 0.73% to 1.45% with a weighted average interest rate of 0.89%, on borrowings by the Fund under reverse repurchase agreements, which had interest expense that aggregated $448,795. The rate as of April 30, 2023 was 1.45%.
C. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Amortization of premiums and the accretion of discounts are recorded using the effective interest method.
The United Kingdom’s Financial Conduct Authority (the “FCA”), which regulates the London Interbank Offered Rates (“LIBOR”), announced on March 5, 2021 that it intended to phase-out all LIBOR reference rates, beginning December 31, 2021. Since that announcement, the FCA has ceased publication of all non-USD LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates as of December 31, 2021. The remaining USD LIBOR settings will cease to be published or no longer be representative immediately after June 30, 2023. The International Swaps and Derivatives Association, Inc. (“ISDA”) confirmed that the FCA’s March 5, 2021 announcement of its intention to cease providing LIBOR reference rates, constituted an index cessation event under the Interbank Offered Rates (“IBOR”) Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.
In the United States, the Alternative Reference Rates Committee (the “ARRC”), a group of market participants convened by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate (“SOFR”), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New York began daily publishing of SOFR in April 2018. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity.
At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.
The Fund may hold real estate investments trusts (“REITs”). Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Preferred & Income Fund (FPF)
April 30, 2023 (Unaudited)
D. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2023, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) has deemed illiquid pursuant to procedures adopted by the Fund’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
Credit Suisse Group AG, 5.25%	8/4/20 - 6/7/22	$19,220,000	$—	$19,020,560	$—	—%
Credit Suisse Group AG, 6.38%	8/14/19 - 8/19/22	$15,730,000	—	15,308,000	—	—
Credit Suisse Group AG, 7.50%	7/19/18 - 3/4/21	$28,250,000	—	29,635,527	—	—
Credit Suisse Group AG, 9.75%	6/16/22 - 12/5/22	$6,400,000	—	6,250,500	—	—
Dairy Farmers of America, Inc., 7.13%	9/15/16	$6,000,000	85.75	6,000,000	5,145,000	0.49
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17 - 3/12/18	$15,300,000	94.50	15,343,691	14,458,500	1.37
FT Real Estate Securities Co., Inc., 9.50%	6/15/16	12	1,050,000.00	15,990,000	12,600,000	1.20
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	3/20/15 - 2/25/19	$7,329,000	94.75	7,650,552	6,944,228	0.66
				$115,198,830	$39,147,728	3.72%
E. Offsetting on the Statement of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on the Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statement of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Preferred & Income Fund (FPF)
April 30, 2023 (Unaudited)
At April 30, 2023, reverse repurchase agreement assets and liabilities (by type) on a gross basis are as follows:
Gross Amounts not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Segregated as Collateral	Net Amount
Reverse Repurchase Agreement	$ (100,000,000)	$ —	$ (100,000,000)	$ 100,000,000	$ —	$ —
F. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.
Distributions from income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2022, was as follows:
Distributions paid from:
Ordinary income	$85,119,106
Capital gains	—
Return of capital	6,147,414
As of October 31, 2022, the components of distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed capital gains	—
Total undistributed earnings	—
Accumulated capital and other losses	(61,989,983)
Net unrealized appreciation (depreciation)	(239,402,854)
Total accumulated earnings (losses)	(301,392,837)
Other	—
Paid-in capital	1,425,279,590
Total net assets	$1,123,886,753
G. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Preferred & Income Fund (FPF)
April 30, 2023 (Unaudited)
limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2022, for federal income tax purposes, the Fund had $61,989,983 of of capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2019, 2020, 2021, and 2022 remain open to federal and state audit. As of April 30, 2023, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
As of April 30, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,810,301,670	$11,049,573	$(242,874,306)	$(231,824,733)
H. Expenses
The Fund will pay all expenses directly related to its operations.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.85% of the Fund’s Managed Assets (the average daily total asset value of the Fund minus the sum of the Fund’s liabilities other than the principal amount of borrowings or reverse repurchase agreements, if any). First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
Stonebridge, a majority-owned affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.425% of the Fund’s Managed Assets that is paid by First Trust out of its investment advisory fee.
First Trust Capital Partners, LLC, an affiliate of First Trust, owns a 51% ownership interest in Stonebridge.
Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BBH is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BBH is responsible for custody of the Fund’s assets.
Computershare, Inc. (“Computershare”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, Computershare is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Fund for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Intermediate Duration Preferred & Income Fund (FPF)
April 30, 2023 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended April 30, 2023, the cost of purchases and proceeds from sales of investments, excluding short term investments were $411,337,027 and $417,855,512, respectively.
5. Borrowings
The Fund entered into a credit agreement with The Bank of Nova Scotia that has a maximum commitment amount of $725,000,000. The borrowing rate under the facility is equal to the 1-month LIBOR plus 75 basis points. As of May 1, 2023, the borrowing rate will be 1-month SOFR plus 11.448 basis points. In addition, under the facility, the Fund pays a commitment fee of 0.15% on the undrawn amount of such facility on any date that the loan balance is less than 50% of the total commitment amount. The average amount outstanding between November 1, 2022 and April 30, 2023, was $478,282,320 with a weighted average interest rate of 5.26%. As of April 30, 2023, the Fund had outstanding borrowings of $443,100,000, which approximates fair value, under this committed facility agreement. The borrowings are categorized as Level 2 within the fair value hierarchy. The high and low annual interest rates for the six months ended April 30, 2023, were 5.81% and 4.59%, respectively. The interest rate at April 30, 2023, was 5.81%.
6. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
7. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:
On May 23, 2023, the Advisor’s Pricing Committee approved changes to the Advisor’s Valuation Procedures for the First Trust Funds, including clarifications to certain pricing methodologies. These changes will be reflected in future reports’ Notes to Financial Statements.

Additional Information
First Trust Intermediate Duration Preferred & Income Fund (FPF)
April 30, 2023 (Unaudited)
Dividend Reinvestment Plan
If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund’s Dividend Reinvestment Plan (the “Plan”), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by Computershare Trust Company N.A. (the “Plan Agent”), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.
If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:
(1)	If Common Shares are trading at or above net asset value (“NAV”) at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.
(2)	If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants’ accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.
You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 340-1104, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.
The Plan Agent maintains all Common Shareholders’ accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.
There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.
Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.
If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.
The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing Computershare, Inc., P.O. Box 505000, Louisville, KY 40233-5000.
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the

Additional Information (Continued)
First Trust Intermediate Duration Preferred & Income Fund (FPF)
April 30, 2023 (Unaudited)
SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Submission of Matters to a Vote of Shareholders
The Fund held its Annual Meeting of Shareholders (the “Annual Meeting”) on April 17, 2023. At the Annual Meeting, Denise M. Keefe and Robert F. Keith were elected by the Common Shareholders of First Trust Intermediate Duration Preferred & Income Fund as Class I Trustees for a three-year term expiring at the Fund’s annual meeting of shareholders in 2026. The number of votes cast in favor of Ms. Keefe was 48,101,710 and the number of votes withheld was 1,497,739.  The number of votes cast in favor of Mr. Keith was 48,155,612 and the number of votes withheld was 1,443,837. Richard E. Erickson, Thomas R. Kadlec, James A. Bowen and Niel B. Nielson are the other current and continuing Trustees.
Principal Risks
The Fund is a closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. The following discussion summarizes the principal risks associated with investing in the Fund, which includes the risk that you could lose some or all of your investment in the Fund.  The Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and, in accordance therewith, files reports, proxy statements and other information that is available for review.
Contingent Convertible Securities Risk. CoCos are hybrid securities most commonly issued by banking institutions that present risks similar to debt securities and convertible securities. CoCos are distinct in that they are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” When an issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects, a CoCo may be written down, written off or converted into an equity security. Due to the contingent write-down, write-off and conversion feature, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo may be outside its control, and the Fund may suffer a complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence. CoCos are usually issued in the form of subordinated debt instruments to provide the appropriate regulatory capital treatment. If an issuer liquidates, dissolves or winds-up before a conversion to equity has occurred, the rights and claims of the holders of the CoCos (such as the Fund) against the issuer generally rank junior to the claims of holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities after a conversion event (i.e., a “trigger”), each holder will be further subordinated. CoCos also may have no stated maturity and have fully discretionary coupons. This means coupon payments can be canceled at the issuer’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses, without causing a default. In general, the value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Credit Agency Risk.  Credit ratings are determined by credit rating agencies and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. Any shortcomings or inefficiencies in credit rating agencies’ processes for determining credit ratings may adversely affect the credit ratings of securities held by the Fund or such credit rating agency’s ability to evaluate creditworthiness and, as a result, may adversely affect those securities’ perceived or actual credit risk.

Credit and Below-Investment Grade Securities Risk. Credit risk is the risk that the issuer or other obligated party of a debt security in the Fund’s portfolio will fail to pay, or it is perceived that it will fail to pay, dividends or interest and/or repay principal when due. Below-investment grade instruments, including instruments that are not rated but judged to be of comparable quality, are commonly referred to as high-yield securities or “junk” bonds and are considered speculative with respect to the issuer’s capacity to pay dividends or interest and repay principal and are more susceptible to default or decline in market value than investment grade securities due to adverse economic and business developments. High-yield securities are often unsecured and subordinated to other creditors of the issuer. The market values for high-yield securities tend to be very volatile, and these securities are generally less liquid than investment grade securities. For these reasons, an investment in the Fund is subject to the following specific risks: (i) increased price sensitivity to changing interest rates and to a deteriorating economic environment; (ii) greater risk of loss due to default or declining credit quality; (iii) adverse company specific events more likely to render the issuer unable to make dividend, interest and/or principal payments; (iv) negative perception of the high-yield market which may depress the price and liquidity of high-yield securities; (v) volatility; and (vi) liquidity.

Additional Information (Continued)
First Trust Intermediate Duration Preferred & Income Fund (FPF)
April 30, 2023 (Unaudited)
Cyber Security Risk. The Fund is susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or Sub-Advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future.

Illiquid and Restricted Securities Risk.  The Fund may invest in securities that are restricted and/or illiquid securities.  Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.  Restricted securities may be illiquid as they generally are not listed on an exchange and may have no active trading market. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets.

Inflation Risk. The Fund invests in securities that are subject to inflation risk.  Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money.  As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to debt securities. Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.

Interest Rate and Duration Risk.  Interest rate risk is the risk that securities will decline in value because of changes in market interest rates.  For fixed rate securities, when market interest rates rise, the market value of such securities generally will fall.  Investments in fixed rate securities with long-term maturities may experience significant price declines if long-term interest rates increase.  During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected prepayments.  This may lock in a below-market yield, increase the security’s duration and further reduce the value of the security.  Fixed rate securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.  The duration of a security will be expected to change over time with changes in market factors and time to maturity.  Although the Fund seeks to maintain a duration, under normal market circumstances, excluding the effects of leverage, of between three and eight years, if the effect of the Fund’s use of leverage was included in calculating duration, it could result in a longer duration for the Fund.
The interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates.  As short-term interest rates decline, interest payable on floating rate securities typically decreases.  Alternatively, during periods of rising interest rates, interest payable on floating rate securities typically increases.  Changes in interest rates on floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in interest rates.  The value of floating rate securities may decline if their interest rates do not rise as much, or as quickly, as interest rates in general.
Many financial instruments use or may use a floating rate based upon the LIBOR. The United Kingdom’s Financial Conduct Authority (the “FCA”), which regulates LIBOR, intends to cease making LIBOR available as a reference rate over a phase-out period that began in early 2022. However, subsequent announcements by the FCA, the LIBOR administrators, and other regulators indicate that it is possible that the most widely used LIBOR rates may continue until mid-2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. In the United States, it is anticipated that in many instances the Secured Overnight Financing Rate (“SOFR”) will replace LIBOR as the reference rate for many floating rate instruments. There is no assurance that the composition or characteristics of SOFR, or any alternative reference rate, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that

Additional Information (Continued)
First Trust Intermediate Duration Preferred & Income Fund (FPF)
April 30, 2023 (Unaudited)
currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; increased difficulty in borrowing or refinancing and diminished effectiveness of any applicable hedging strategies against instruments whose terms currently include LIBOR; and/ or costs incurred in connection with temporary borrowings and closing out positions and entering into new agreements. Any such effects (as well as other unforeseen effects) of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

Interest Rate Swaps Risk.  If short-term interest rates are lower than the Fund’s fixed rate of payment on an interest rate swap, the swap will reduce common share net earnings. In addition, a default by the counterparty to a swap transaction could also negatively impact the performance of the common shares.

Leverage Risk. The use of leverage by the Fund can magnify the effect of any losses. If the income and gains from the securities and investments purchased with leverage proceeds do not cover the cost of leverage, the return to the common shares will be less than if leverage had not been used. Leverage involves risks and special considerations for common shareholders including: (i) the likelihood of greater volatility of net asset value and market price of the common shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings will reduce the return to the common shareholders or will result in fluctuations in the dividends paid on the common shares; (iii) in a declining market, the use of leverage is likely to cause a greater decline in the net asset value of the common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the common shares; and (iv) when the Fund uses certain types of leverage, the investment advisory fee payable to the Advisor and by the Advisor to the Sub-Advisor will be higher than if the Fund did not use leverage.

Management Risk and Reliance on Key Personnel.  The implementation of the Fund’s investment strategy depends upon the continued contributions of certain key employees of the Advisor and Sub-Advisor, some of whom have unique talents and experience and would be difficult to replace. The loss or interruption of the services of a key member of the portfolio management team could have a negative impact on the Fund.

Market Discount from Net Asset Value.  Shares of closed-end investment companies such as the Fund frequently trade at a discount from their net asset value. The Fund cannot predict whether its common shares will trade at, below or above net asset value.

Market Risk. Securities held by the Fund, as well as shares of the Fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, had negative impacts, and in many cases severe impacts, on markets worldwide. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of reasonably normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. Also, in February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility across markets globally, including the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain Fund investments as well as Fund performance. As the global pandemic and conflict in Ukraine have  illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. These events also may adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares and result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on the Fund’s shares may widen.

Non-U.S. Securities Risk.  Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers. These risks include: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Fund’s return. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. In addition, there may be difficulty in obtaining or

Additional Information (Continued)
First Trust Intermediate Duration Preferred & Income Fund (FPF)
April 30, 2023 (Unaudited)
enforcing a court judgment abroad. These risks may be more pronounced to the extent that the Fund invests a significant amount of its assets in companies located in one region or in emerging markets.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Potential Conflicts on Interest Risk. First Trust, Stonebridge and the portfolio managers have interests which may conflict with the interests of the Fund. In particular, First Trust and Stonebridge currently manage and may in the future manage and/or advise other investment funds or accounts with the same or substantially similar investment objective and strategies as the Fund. In addition, while the Fund is using leverage, the amount of the fees paid to First Trust (and by First Trust to Stonebridge) for investment advisory and management services are higher than if the Fund did not use leverage because the fees paid are calculated based on managed assets. Therefore, First Trust and Stonebridge have a financial incentive to leverage the Fund.

Preferred/Hybrid Preferred and Debt Securities Risk.  An investment in preferred/hybrid preferred and debt securities is subject to certain risks, including:
•	Issuer Risk. The value of these securities may decline for a number of reasons which directly relate to the issuer, such as management performance, leverage and reduced demand for the issuer’s goods and services.
•	Interest Rate Risk. Interest rate risk is the risk that fixed rate securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of fixed rate securities generally will fall. Market value generally falls further for fixed rate securities with longer duration. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected prepayments. This may lock in a below-market yield, increase the security’s duration and further reduce the value of the security. Investments in fixed rate securities with long-term maturities may experience significant price declines if long-term interest rates increase.
•	Floating Rate and Fixed-to-Floating Rate Risk. The market value of floating rate and fixed-to-floating rate securities may fall in a declining interest rate environment and may also fall in a rising interest rate environment if there is a lag between the rise in interest rates and the interest rate reset. Securities with a floating or variable interest rate component can be less sensitive to interest rate changes than securities with fixed interest rates. A secondary risk associated with declining interest rates is the risk that income earned by the Fund on floating rate and fixed-to-floating rate securities may decline due to lower coupon payments on floating rate securities.
•	Prepayment Risk. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest the proceeds from such prepayment in lower yielding securities, which may result in a decline in the Fund’s income and distributions to common shareholders.
•	Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the Fund portfolio’s current earnings rate.
•	Subordination Risk. Preferred securities are typically subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.
In addition, preferred and hybrid preferred securities are subject to certain other risks, including deferral and omission risk, limited voting rights risk and special redemption rights risk.

Reverse Repurchase Agreements Risk. The Fund’s use of reverse repurchase agreements may involve leverage risk. There is also the risk that the market value of the securities acquired with the proceeds of the reverse repurchase agreement may decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund may decline. Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. The Fund may be restricted from taking normal portfolio actions during such time, could be subject to loss to the extent that the proceeds of the agreement are less than the value of securities subject to the agreement and may experience adverse tax consequences.

Risks of Concentration in the Financials Sector. Because the Fund invests 25% or more of its managed assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. The Fund may emphasize its investments in certain industries such as the banking and insurance

Additional Information (Continued)
First Trust Intermediate Duration Preferred & Income Fund (FPF)
April 30, 2023 (Unaudited)
industries and therefore may make the Fund more economically vulnerable in the event of a downturn in those industries. Financial companies are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount and types of capital they must maintain and, potentially, their size. Governmental regulation may change frequently and may have significant adverse consequences for financial companies, including effects not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries, on any individual financial company or on financial companies as a whole cannot be predicted. Certain risks may impact the value of investments in financial companies more severely than those of investments in other issuers, including the risks associated with companies that operate with substantial financial leverage. Financial companies may also be adversely affected by volatility in interest rates, loan losses and other customer defaults, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies in particular may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. Financial companies are also a target for cyber attacks and may experience technology malfunctions and disruptions as a result.

Trust Preferred Securities Risk.  The risks associated with trust preferred securities typically include the financial condition of the financial institution that creates the trust, as the trust typically has no business operations other than holding the subordinated debt issued by the financial institution and issuing the trust preferred securities and common stock backed by the subordinated debt. If a financial institution is financially unsound and defaults on interest payments to the trust, the trust will not be able to make payments to holders of the trust preferred securities such as the Fund. The issuer of trust preferred securities is generally able to defer or skip payments for up to five years without being in default and certain enhanced trust preferred securities may have longer interest payment deferral periods.

Valuation Risk.  Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for certain preferred securities and debt securities trading. Preferred securities and debt securities generally trade on an “over-the- counter” market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of certain preferred securities and debt securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing.

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INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Stonebridge Advisors LLC
10 Westport Road, Suite C101
Wilton, CT 06897
ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
TRANSFER AGENT
Computershare, Inc.
P.O. Box 505000
Louisville, KY 40233
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not Applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Intermediate Duration Preferred & Income Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 10, 2023
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	July 10, 2023

* Print the name and title of each signing officer under his or her signature.